NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS

600 WEST BROADWAY, 30TH FLOOR

SAN DIEGO, CA  920101

June 2, 2009

Writer’s Direct

Dial Number:

(619) 687-2972

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Nicholas-Applegate Institutional Funds (the “Trust” or “Registrant”)
Amendment to Form N-1A Registration Statement
File Nos. 333-71469 and 811-07384
CIK No. 0000895414

Ladies and Gentlemen:

Concurrently with this letter we are filing electronically on behalf of the Trust, Post-Effective Amendment No. 42 under the Securities Act of 1933, as amended, and Amendment No. 60 under the Investment Company Act of 1940, as amended to the Form N-1A Registration Statement of the Trust (the “Amendment”).

A Rule 485(a) filing is being made to reorganize the information relating to several individual series of the Trust (“Funds”), in the combined Multiclass and Retirement Share prospectuses filed herewith.  The filing also incorporates changes to certain Funds reflected in supplements to the prospectuses and the SAI since their last amendment.  Additionally, with respect to all series of the Trust, the Amendment updates information and disclosures relating to the Funds in the prospectuses and the SAI.

The trust intends to file a subsequent amendment for the purpose of incorporating the financial statements of the Trust into the Registration Statement, in accordance with Rule 485(b)(1) under the Securities Act of 1933, prior to the effective date of this Amendment.

If you have any questions concerning the enclosed Amendment, please do not hesitate to telephone me at the number set forth above.  Thank you for your assistance regarding this matter.

Sincerely,

/s/

Michael W. McGrath
Nicholas-Applegate Institutional Funds

CC: Charles H. Field, Jr.